Compensation Plans (Total Benefit Plan Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	$ 6	$ 14	$ 12
Defined Contribution Plan Expense	44	43	34
Total Benefit Plans Expense	50	57	46
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	18	17	15
Total Benefit Plans Expense	$ 18	$ 17	$ 15